Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2040 Portfolio	Apr. 29, 2024
VIP Freedom 2040 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	18.87%
Past 5 years	11.92%
Past 10 years	8.14%
VIP Freedom 2040 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	18.82%
Past 5 years	11.81%
Past 10 years	8.04%
VIP Freedom 2040 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	18.61%
Past 5 years	11.65%
Past 10 years	7.87%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
IXWFY
Average Annual Return:
Past 1 year	19.59%
Past 5 years	10.87%
Past 10 years	8.15%